Retirement Benefits - Change in Net Benefit Obligation and Fair Value (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012		Jun. 30, 2011	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan, Change in Plan Assets [Roll Forward]
Fair value of plan assets at end of period	$ 498,700		$ 498,700			$ 479,800
Qualified Pension Benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period			565,997		532,615	532,615		504,786
Service cost			8,463			15,822		16,089
Interest cost			12,993			26,263		27,975
Amendment						0		(21,866)
Actuarial loss/(gain)			2,030			18,485		32,163
Benefits paid			(20,950)			(27,188)		(26,532)
Medicare part D subsidiary received			0			0		0
Curtailment loss/(gain)			0	[1]		0	[1]	0
Benefit obligation at end of period	568,533		568,533			565,997		532,615
Defined Benefit Plan, Change in Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period			479,786		526,469	526,469		485,689
Actual return on plan assets						(24,495)		55,312
Employer contribution	5,700		11,400			5,000		12,000
Benefits paid			(20,950)			(27,188)		(26,532)
Fair value of plan assets at end of period						479,786		526,469
Funded status at end of period						(86,211)		(6,146)
SERP Pension Benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period			48,370		44,322	44,322		39,152
Service cost			537			1,241		1,024
Interest cost			1,076			2,192		2,165
Amendment						0		0
Actuarial loss/(gain)			0			4,467		3,663
Benefits paid			(4,271)			(2,687)		(1,682)
Medicare part D subsidiary received			0			0		0
Curtailment loss/(gain)			0	[1]		(1,165)	[1]	0
Benefit obligation at end of period	45,712		45,712			48,370		44,322
Defined Benefit Plan, Change in Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period			0		0	0		0
Actual return on plan assets						0		0
Employer contribution	400		4,300			2,687		1,682
Benefits paid			(4,271)			(2,687)		(1,682)
Fair value of plan assets at end of period						0		0
Funded status at end of period						(48,370)		(44,322)
Other Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period			16,436		16,579	16,579		15,953
Service cost			70			113		106
Interest cost			375			807		880
Amendment						0		0
Actuarial loss/(gain)			(132)			384		867
Benefits paid			(866)			(1,855)		(2,030)
Medicare part D subsidiary received			505			408		803
Curtailment loss/(gain)			0	[1]		0	[1]	0
Benefit obligation at end of period	16,388		16,388			16,436		16,579
Defined Benefit Plan, Change in Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period			7,206		8,288	8,288		8,790
Actual return on plan assets						(170)		1,140
Employer contribution	100		500			943		388
Benefits paid			(866)			(1,855)		(2,030)
Fair value of plan assets at end of period						7,206		8,288
Funded status at end of period						(9,230)		(8,291)
PUGET SOUND ENERGY, INC. | Qualified Pension Benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period			565,997		532,615	532,615		504,786
Service cost	(4,229)	(4,059)	(8,463)		(8,119)	(15,822)		(16,089)	(14,141)
Interest cost	(6,551)	(6,630)	(12,993)		(13,259)	(26,263)		(27,975)	(27,734)
Amendment						0		(21,866)
Actuarial loss/(gain)						18,485		32,163
Benefits paid						(27,188)		(26,532)
Medicare part D subsidiary received						0		0
Curtailment loss/(gain)						0		0
Benefit obligation at end of period						565,997		532,615	504,786
Defined Benefit Plan, Change in Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period			479,786		526,469	526,469		485,689
Actual return on plan assets						(24,495)		55,312
Employer contribution						5,000		12,000
Benefits paid						(27,188)		(26,532)
Fair value of plan assets at end of period						479,786		526,469	485,689
Funded status at end of period						(86,211)		(6,146)
PUGET SOUND ENERGY, INC. | SERP Pension Benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period			48,370		44,322	44,322		39,152
Service cost	(268)	(310)	(537)		(620)	(1,241)		(1,024)	(1,068)
Interest cost	(538)	(548)	(1,076)		(1,096)	(2,192)		(2,165)	(2,315)
Amendment						0		0
Actuarial loss/(gain)						4,467		3,663
Benefits paid						(2,687)		(1,682)
Medicare part D subsidiary received						0		0
Curtailment loss/(gain)						(1,165)	[1]	0
Benefit obligation at end of period						48,370		44,322	39,152
Defined Benefit Plan, Change in Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period			0		0	0		0
Actual return on plan assets						0		0
Employer contribution						2,687		1,682
Benefits paid						(2,687)		(1,682)
Fair value of plan assets at end of period						0		0	0
Funded status at end of period						(48,370)		(44,322)
PUGET SOUND ENERGY, INC. | Other Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period			16,436		16,579	16,579		15,953
Service cost	(32)	(31)	(70)		(62)	(113)		(106)	(125)
Interest cost	(188)	(204)	(375)		(409)	(806)		(880)	(960)
Amendment						0		0
Actuarial loss/(gain)						384		867
Benefits paid						(1,855)		(2,030)
Medicare part D subsidiary received						408		803
Curtailment loss/(gain)						0		0
Benefit obligation at end of period						16,436		16,579	15,953
Defined Benefit Plan, Change in Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period			7,206		8,288	8,288		8,790
Actual return on plan assets						(170)		1,140
Employer contribution						943		388
Benefits paid						(1,855)		(2,030)
Fair value of plan assets at end of period						7,206		8,288	8,790
Funded status at end of period						$ (9,230)		$ (8,291)

[1]	A curtailment gain was recognized in OCI due to the plan amendment that ceased SERP benefits for non-officers still in the plan as of December 31, 2011.